ORGANIZATION AND BUSINESS DESCRIPTION (Details Narrative) - USD ($)				12 Months Ended
	Sep. 28, 2021	Jul. 02, 2021	Jun. 28, 2021	Sep. 30, 2023	Mar. 29, 2023	Feb. 07, 2023	Sep. 30, 2022	Sep. 27, 2021	Sep. 08, 2021	Mar. 11, 2020	Jan. 09, 2020	Dec. 11, 2019	Sep. 16, 2019	Apr. 24, 2015	Apr. 23, 2006
Entity date of incorporation				Dec. 11, 2019
Ordinary shares, par value				$ 0.0001			$ 0.0001					$ 0.0001
Gross proceeds from issuance initial public offering and over-allotment shares				$ 2,027,574
Xian App Chem Bio Tech [Member]
Variable interest entity ownership percentage	100.00%
IPO [Member]
Ordinary shares, shares issued			2,200,000
Ordinary shares, par value			$ 0.0001
Shares issued, price per share			$ 5.00
Over-Allotment Option [Member]
Ordinary shares, shares issued		330,000
Ordinary shares, par value		$ 0.0001
Shares issued, price per share		$ 5.00
Initial Public Offering And Over Allotment Option [Member]
Gross proceeds from issuance initial public offering and over-allotment shares		$ 12,650,000
Underwriting discounts and other related expenses		$ 11,300,000
Balikun [Member]
Disposal operation, assets								$ 1.00
Tea Essence Limited [Member]
Entity date of incorporation				Jan. 09, 2020
Equity ownership				100.00%		100.00%					100.00%
Xian App Chem [Member]
Equity ownership															100.00%
Xi'an DT [Member]
Entity date of incorporation				Apr. 24, 2015
Equity ownership				75.00%										75.00%
Tianjin YHX [Member]
Entity date of incorporation				Sep. 16, 2019
Equity ownership				51.00%									51.00%
App Chem Health [Member]
Entity date of incorporation				Apr. 17, 2006
Equity ownership				100.00%	100.00%					100.00%
Tianjin Yonghexiang Bio Tech Co Ltd [Member]
Equity ownership									100.00%